Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	$ (7,899)	$ (16,956)	$ (12,491)	$ (19,637)	$ (19,637)
Other comprehensive income before reclassifications	2,692	2,618	9,194	5,996
Amounts reclassified from AOCI	294	301	889	911
Income tax effect	(1,054)	(904)	(3,559)	(2,211)
Total other comprehensive income	1,932	2,015	6,524	4,696	7,146	39,307	79,262
Balance at the end of the period	(5,967)	(14,941)	(5,967)	(14,941)	(12,491)	(19,637)
Gains and losses on cash flow hedges
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	(8,415)	(17,071)	(12,931)	(19,764)	(19,764)
Other comprehensive income before reclassifications	2,560	2,256	8,945	5,651
Amounts reclassified from AOCI	294	301	889	911
Income tax effect	(1,007)	(904)	(3,471)	(2,216)
Total other comprehensive income	1,847	1,653	6,363	4,346
Balance at the end of the period	(6,568)	(15,418)	(6,568)	(15,418)
Unrealized gains and losses on available-for-sale securities
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	516	115	440	127	127
Other comprehensive income before reclassifications	132	362	249	345
Income tax effect	(47)		(88)	5
Total other comprehensive income	85	362	161	350
Balance at the end of the period	$ 601	$ 477	$ 601	$ 477